Income Taxes - Summary of Deferred Tax Assets and Liabilities (Detail) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Tax benefit of loss carryforwards	$ 735	$ 622
Operating lease liabilities	469	452
Liabilities currently not deductible for tax	259	234
Unrealized loss on foreign exchange hedges and retirement liabilities	87	69
Tax credit carryforwards	64	70
Others	46	41
Deferred tax assets, Gross, Total	1,660	1,488
Valuation allowance against tax benefit of loss carryforwards	(569)	(515)
Other valuation allowance	(206)	(170)
Deferred tax assets, Net, Total	885	803
Operating lease right-of-use assets	470	447
Tax depreciation in excess of book depreciation	239	242
Tax on undistributed foreign earnings	163	137
Other assets book value in excess of tax values	65	66
Unrealized gain on foreign exchange hedges and retirement liabilities	17	18
Unrealized gain on remeasurement of investments	11	4
Deferred tax liabilities, Total	965	914
Net deferred tax liabilities	$ (80)	$ (111)